CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 7,074	$ 30,565
Accounts receivable, less allowance for doubtful accounts of $141 and $446, respectively	68,996	77,684
Program license fees	102,340	99,574
Deferred tax asset - net	3,300
Prepaid program license fees	15,628	4,099
Prepaid and other assets	2,370	2,367
Total current assets	199,708	214,289
Program license fees	158,351	136,503
Property and equipment, net	11,803	12,701
Goodwill	314,033	314,033
Deferred tax asset - net	40,900
Prepaid and other assets	3,090	1,008
Total assets	727,885	678,534
LIABILITIES:
Accounts payable and accrued liabilities	20,631	27,835
Audience deficiency reserve liability	21,101	26,954
License fees payable	114,678	104,286
Payables to Hallmark Cards affiliates	7,679	1,005
Notes payable to HCC	2,100	38,174
Total current liabilities	166,189	198,254
Accrued liabilities	19,436	18,972
License fees payable	39,242	33,818
Notes payable to HCC	392,037	379,521
Total liabilities	616,904	630,565
COMMITMENTS AND CONTINGENCIES
REDEEMABLE PREFERRED STOCK, $.01 par value; $1,000 liquidation preference; 1,000,000 shares authorized; 185,000 shares issued and outstanding as of December 31, 2010, and June 30, 2011, respectively	200,571	198,934
STOCKHOLDERS' DEFICIT:
Class A common stock, $.01 par value; 500,000,000 shares authorized; 359,675,936 shares issued and outstanding as of December 31, 2010, and June 30, 2011, respectively	3,597	3,597
Paid-in capital	1,981,182	1,991,157
Accumulated deficit	(2,074,369)	(2,145,719)
Total stockholders' deficit	(89,590)	(150,965)
Total liabilities and stockholders' deficit	$ 727,885	$ 678,534